UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments •  September 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE†	DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (87.8%)
	Alabama
	Infirmary Health System Special Care Facilities Financing Authority of Mobile,
$19,000	Ser 2006 A	3.88%	10/05/07	$19,000,000
19,600	Ser 2006 B	3.89	10/05/07	19,600,000
23,200	Lower Alabama Gas District, Gas Supply Ser 2007 A	4.11	10/01/07	23,200,000
50,900	Southeast Alabama Gas District, Supply Ser 2007 A	4.11	10/01/07	50,900,000

	Alaska
65,400	Alaska Housing Finance Corporation, Home Mortgage Ser 2007 A	3.84	10/05/07	65,400,000

	Arizona
16,700	Pine Ridge Village/Campus Heights LLC, Northern Arizona University Ser 2005 (FGIC)	3.87	10/05/07	16,700,000
37,400	Scottsdale Industrial Development Authority, Scottsdale Healthcare Ser 2006 D (FSA)	3.86	10/05/07	37,400,000
26,605	Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)	3.85	10/05/07	26,605,000

	California
4,750	Los Angeles, Multifamily Channel Gateway Apartments 1989 Ser B (AMT)	3.85	10/05/07	4,750,000
25,430	Southern California Public Power Authority, Magnolia Power Project A Refg Ser 2007-1 (MBIA)	3.75	10/05/07	25,430,000

	Colorado
29,090	Aurora, Water Improvement First Lien Ser 2007 A PUTTERs Ser 2010 (Ambac)	3.92	10/05/07	29,090,000
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	3.87	10/05/07	12,000,000
7,900	Centerra Metropolitan District No 1, Ser 2004	3.87	10/05/07	7,900,000
12,515	Colorado, UCDHSC Fitzsimons Academic Facilities Ser 2005 B COPs P-FLOATs PT-3336 (MBIA)	3.95	10/05/07	12,515,000
6,255	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	3.86	10/05/07	6,255,000
40,400	Colorado Health Facilities Authority, Catholic Health Initiatives Ser 2004 B-4	3.80	10/05/07	40,400,000
41,000	Colorado Springs, Utilities System Sub Lien Ser 2007 A	3.87	10/05/07	41,000,000
13,170	Midcities Metropolitan District No 1, STARS BNP Ser 2004-110	3.96	10/05/07	13,170,000
14,010	Westminster, Multifamily Housing Camden Arbors Apartments Ser 2004	3.86	10/05/07	14,010,000

	Delaware
8,595	New Castle County, University Courtyard Apartments Ser 2005	3.89	10/05/07	8,595,000
13,350	University of Delaware, Ser 1998	3.91	10/05/07	13,350,000

	District of Columbia
3,500	District of Columbia, Public Welfare Foundation Ser 2000	3.87	10/05/07	3,500,000

	Florida
13,800	Cape Coral, Water & Sewer Ser 2006 P-FLOATs PT- 3695 (Ambac)	3.95	10/05/07	13,800,000
	Capital Trust Agency,
20,655	Multifamily Housing Floater-TRs Ser 2005 F7	3.95	10/05/07	20,655,000
16,675	Multifamily Housing Ser 2006 P-FLOATs MT-194	4.04	10/05/07	16,675,000
24,500	Collier County Health Facilities Authority, The Moorings Inc Ser 2005	3.88	10/05/07	24,500,000
19,000	Gainesville, Utilities System 2007 Ser A	3.88	10/05/07	19,000,000
61,740	JEA, Electric System Ser Three 2007 B (CIFG)	3.85	10/05/07	61,740,000
63,050	Miami-Dade County, Water & Sewer System Ser 2005 (FSA)	3.86	10/05/07	63,050,000
8,800	Miami-Dade County Educational Facilities Authority, Carlos Albizu University Ser 2000	3.92	10/05/07	8,800,000
30,225	North Broward Hospital District, Ser 2005 A (MBIA)	3.87	10/05/07	30,225,000
12,735	Orange County Housing Finance Authority, Post Lake Apartments Ser 1997 F	3.85	10/05/07	12,735,000
18,300	Orlando Utilities Commission, Water & Electric Ser 2002 A	3.78	10/05/07	18,300,000
4,150	Palm Beach County School Board, Ser 2004 A COPs ROCs II-R Ser 6008 (FGIC)	4.15	10/05/07	4,150,000
	Port St Lucie,
44,560	Municipal Complex Ser 2007 COPs (MBIA)	3.87	10/05/07	44,560,000
35,895	Utility System Ser 2005 (MBIA)	3.85	10/05/07	35,895,000
61,400	Seminole County, Water & Sewer Ser 2007 PUTTERs Ser 2039	3.92	10/05/07	61,400,000

	Georgia
13,100	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	3.87	10/05/07	13,100,000
16,550	DeKalb Private Hospital Authority, Egleston Children’s Health Care System Ser 1994 B	3.86	10/05/07	16,550,000
11,000	Floyd County Development Authority, Berry College Ser 2006	3.87	10/05/07	11,000,000
10,150	Fulton County Development Authority, St George Village CCRC Ser 2004	3.96	10/05/07	10,150,000
37,500	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Inc Ser 2007 C (MBIA)	3.87	10/05/07	37,500,000
22,490	Gwinnett County Hospital Authority, Gwinnett Hospital System Ser 2007 B (FSA)	3.86	10/05/07	22,490,000
	Hall County & Gainesville Hospital Authority,
41,620	Northeast Georgia Health System Inc Ser 2005 B (MBIA)	3.87	10/05/07	41,620,000
94,800	Northeast Georgia Health System Inc Ser 2007 G (AGC)	3.87	10/05/07	94,800,000
17,535	Puttable Floating Option Tax-Exempt Receipts, Fulton County Development Authority, Catholic Health East Ser 2007 P-FLOATs PA-1477	3.87	10/05/07	17,535,000

	Hawaii
13,595	Hawaii, ROCs II-R Ser 6012 (MBIA)	3.92	10/05/07	13,595,000

	Illinois
	Chicago,
7,380	Chicago O’Hare International Airport Third Lien Ser 2005 A P-FLOATs PT-3340 (MBIA)	3.99	10/05/07	7,380,000
98,700	Chicago O’Hare International Airport Third Lien Ser 2005 C & D (CIFG)	3.87	10/05/07	98,700,000
25,000	Refg Ser 2003 B (FSA)	3.84	10/05/07	25,000,000
25,000	Refg Ser 2005 D (FSA)	3.85	10/05/07	25,000,000
13,605	Ser 2002 B (FGIC)	3.87	10/05/07	13,605,000
46,500	Chicago Board of Education, Ser 2005 E-1 (CIFG)	3.86	10/05/07	46,500,000
186,900	Cook County, Ser 2002 B	3.84	10/05/07	186,900,000
12,400	Glendale Heights, Glendale Lakes Ser 2000	3.85	10/05/07	12,400,000
	Illinois Development Finance Authority,
28,400	Evanston Northwestern Healthcare Corporation Ser 2001 A	3.93	10/05/07	28,400,000

6,330	Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)	3.93	10/05/07	6,330,000
14,300	Museum of Contemporary Art Ser 1994	3.91	10/05/07	14,300,000
38,900	Presbyterian Home Lake Forest Place Ser 1996 (FSA)	3.84	10/05/07	38,900,000
2,600	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	3.93	10/05/07	2,600,000
	Illinois Finance Authority,
13,200	Dominican University Ser 2006	3.93	10/05/07	13,200,000
40,000	Edward Hospital Obligated Group Ser 2007 B-1 (Ambac)	3.83	10/05/07	40,000,000
10,000	Elmhurst Memorial Healthcare Municipal CRVS Ser 2006-2001	3.89	10/05/07	10,000,000
59,350	Loyola University Health System Ser 2006 C	3.90	10/05/07	59,350,000
21,155	Resurrection Health Care System Ser 2005 C	3.84	10/05/07	21,155,000
7,500	Three Crowns Park Ser 2006 C	3.89	10/05/07	7,500,000
	Illinois Health Facilities Authority,
72,100	Advocate Health Care Network Ser 1997 B	3.88	10/05/07	72,100,000
40,000	Northwestern Memorial Hospital Ser 1995	3.93	10/05/07	40,000,000
11,595	Kane, Cook & DuPage Counties, School District #U-46 PUTTERs Ser 426 (Ambac)	3.92	10/05/07	11,595,000
	Metropolitan Pier & Exposition Authority,
5,020	McCormick Place Expansion Ser 2002 A Eagle #20040030 Class A (MBIA)	3.93	10/05/07	5,020,000
74,350	McCormick Place Expansion Ser 2007 A ROCs II-R Ser 10026Z (MBIA)	3.93	10/05/07	74,350,000
13,050	Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989	3.88	10/05/07	13,050,000
33,395	Regional Transportation Authority, Refg Ser 2005 B	3.88	10/05/07	33,395,000

	Indiana
7,065	Franklin Community Multi-School Building Corporation, Ser 2004 ROCs II-R Ser 2140 (FGIC)	3.92	10/05/07	7,065,000
50,000	Indiana Health & Educational Facility Financing Authority, Sisters of St Francis Health System Ser 2006 A (MBIA)	3.84	10/05/07	50,000,000
	Indiana Health Facility Financing Authority,
49,000	Ascension Health Ser 2001 A	3.87	10/05/07	49,000,000
11,765	Deaconess Hospital Ser 2004 B	3.88	10/05/07	11,765,000
	Indianapolis Local Public Improvement Bond Bank,
36,800	Waterworks Ser 2005 G-3 (MBIA)	3.85	10/05/07	36,800,000
8,275	Waterworks Ser 2005 H (MBIA)	3.86	10/05/07	8,275,000
25,800	Richmond Hospital Authority, Reid Hospital Ser 2005 A (FSA)	3.87	10/05/07	25,800,000
10,940	Zionsville Community Schools Building Corporation, Boone County Ser 2005 A P-FLOATs PT-2870 (FSA)	3.95	10/05/07	10,940,000

	Iowa
	Iowa Finance Authority,
25,390	Iowa Health System Ser 2005 A-1 (FGIC)	3.87	10/05/07	25,390,000
9,445	Northcrest Inc Ser 2006	3.89	10/05/07	9,445,000

	Kentucky
10,900	Georgetown, Industrial Building Refg Georgetown College Ser 2006	3.88	10/05/07	10,900,000
17,190	Henderson County, Community United Methodist Hospital Inc Ser 2003 B	3.88	10/05/07	17,190,000
73,062	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	4.11	10/01/07	73,062,000
19,250	Madisonville, Trover Clinic Foundation Inc Ser 2006 (AGC)	3.88	10/05/07	19,250,000
36,585	Ohio County, Big Rivers Electric Corp Ser 1983 (Ambac)	3.90	10/05/07	36,585,000
10,275	Williamsburg, Cumberland College Ser 2002	3.88	10/05/07	10,275,000

	Louisiana
11,187	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	3.99	10/05/07	11,187,000
50,000	Louisiana Public Facilities Authority, CHRISTUS Health Ser 2005 C Subser C-2 (Ambac)	3.86	10/05/07	50,000,000

	Maryland
22,545	Maryland, 2007 First Series ROCs II-R Ser 10042	3.92	10/05/07	22,545,000
	Maryland Health & Higher Educational Facilities Authority,
6,400	Catholic Health Initiatives Ser 1997 B	3.91	10/05/07	6,400,000
34,995	Mercy Medical Center Ser 2006 P-FLOATs MT-276	4.01	10/05/07	34,995,000
	Enhanced Return Puttable Floating Option Tax-Exempt Receipts,
89,600	P-FLOATs Ser EC-1011	3.95	10/05/07	89,600,000
5,555	P-FLOATs Ser EC-1013	3.97	10/05/07	5,555,000

	Massachusetts
75,400	Massachusetts Bay Transportation Authority, Ser 2000	3.77	10/05/07	75,400,000
52,000	Massachusetts Health & Educational Facilities Authority, Partners HealthCare System Inc 2005 Ser F-4	3.86	10/05/07	52,000,000
30,750	Massachusetts Water Resources Authority, Multi-Modal Sub 2000 Ser C (FGIC)	3.86	10/05/07	30,750,000
44,940	University of Massachusetts Building Authority, Ser 2006-1 (Ambac)	3.86	10/05/07	44,940,000

	Michigan
32,000	Detroit, Sewage Disposal System Second Lien Ser 2006 A (FGIC)	3.85	10/05/07	32,000,000
79,790	Detroit, Water Supply System Refg Second Lien Ser 2001-C (FGIC)	3.88	10/05/07	79,790,000
22,000	Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital Ser 2006 (FSA)	3.86	10/05/07	22,000,000
	Kent Hospital Finance Authority,
17,800	Metropolitan Hospital Ser 2005 B	3.83	10/05/07	17,800,000
50,560	Spectrum Health Ser B-2 (FGIC)	3.86	10/05/07	50,560,000
	Michigan Hospital Finance Authority,
66,800	Ascension Health Ser 1999 B	3.85	10/05/07	66,800,000
84,850	Henry Ford Health System Ser 2006 B & C	3.86	10/05/07	84,850,000
6,000	Michigan Strategic Fund, The Van Andel Research Institute Ser 2001	3.93	10/05/07	6,000,000

	Minnesota
34,980	Minneapolis, Fairview Health Services Ser 2005 B (Ambac)	3.85	10/05/07	34,980,000

	Mississippi
18,385	Mississippi, Capital Improvement Ser 2003 E	3.88	10/05/07	18,385,000
31,500	Mississippi Development Bank, MGAM Natural Gas Supply 2005 Ser	3.87	10/05/07	31,500,000
55,300	Perry County, Leaf River Forest Products Inc Ser 2002	3.80	10/05/07	55,300,000

	Missouri
14,800	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension Ser 2002 A (FSA)	3.80	10/05/07	14,800,000
95,005	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2005 B & C (Ambac) & Ser 2006 A (Ambac)	3.87	10/05/07	95,005,000
6,805	Kansas City Tax Increment Financing Commission, Chouteau I-35 Ser 2003 A (MBIA)	3.87	10/05/07	6,805,000

	Nebraska
44,000	American Public Energy Agency, National Public Gas Agency 2003 Ser A	3.87	10/05/07	44,000,000

	Nevada
	Clark County,
24,100	Airport Improvement Refg 1993 Ser A (MBIA)	3.87	10/05/07	24,100,000
117,315	Airport System Sub-Lien Ser 2001C (FGIC) & Ser 2005 D-1 (FGIC)	3.87	10/05/07	117,315,000
15,400	Las Vegas-McCarran International Airport Passenger Facility 2005 Ser A (MBIA) (AMT)	3.94	10/05/07	15,400,000

	New Hampshire
8,300	New Hampshire Health & Education Facilities Authority, LRG Healthcare Ser 2006 B	3.90	10/05/07	8,300,000

	New Jersey
20,340	New Jersey Economic Development Authority, School Facilities Construction Ser 2005 O ROCs II-R Ser 437	3.91	10/05/07	20,340,000

	New York
	New York City Industrial Development Agency,
78,200	One Bryant Park LLC Ser 2004 A	3.86	10/05/07	78,200,000
16,200	One Bryant Park LLC Ser 2004 B	4.11	10/01/07	16,200,000
4,570	Oneida County Industrial Development Agency, Mohawk Valley Community College Dormitory Corporation Ser 2004 A	3.85	10/05/07	4,570,000

	North Carolina
64,140	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas HealthCare System Ser 2007 D (FSA)	3.84	10/05/07	64,140,000
54,760	Guilford County, Ser 2005 B	3.82	10/05/07	54,760,000
6,460	Mecklenburg County, Ser 2004 COPs	3.84	10/05/07	6,460,000
12,600	North Carolina Capital Facilities Agency, Capital Area YMCA Ser 2002	3.87	10/05/07	12,600,000
76,465	North Carolina Eastern Municipal Power Agency, Power System Ser 2006 A (MBIA)	3.86	10/05/07	76,465,000
	North Carolina Medical Care Commission,
114,930	Duke University Health System Ser 2005 A & C	3.86	10/05/07	114,930,000
33,200	Firsthealth of the Carolinas Ser 2002	3.87	10/05/07	33,200,000
77,300	Raleigh, Downtown Improvement Ser 2005 B COPs	3.86	10/05/07	77,300,000
40,000	Winston-Salem, Water & Sewer System Ser 2007 B	3.88	10/05/07	40,000,000

	Ohio
	Montgomery County,
15,000	Catholic Health Initiatives Ser 2006 B-1	3.80	10/05/07	15,000,000
20,000	Catholic Health Initiatives Ser 2006 B-2	3.90	10/05/07	20,000,000
43,400	Ohio, Common Schools Ser 2006 C	3.77	10/05/07	43,400,000
15,805	Portage County, Robinson Memorial Hospital Ser 2005	3.89	10/05/07	15,805,000

	Oklahoma
11,000	Oklahoma Water Resources Board, State Loan Ser 2003 A	3.70	10/01/07	11,000,000

	Oregon
37,600	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	3.87	10/05/07	37,600,000
5,520	Oregon, Homeowner Ser 2005 A P-FLOATs MT-133	3.96	10/05/07	5,520,000

56,005	Oregon Health Sciences University, OHSU Medical Group Ser 2004 A	3.77	10/05/07	56,005,000

	Pennsylvania
	Allegheny County Industrial Development Authority,
10,900	Carnegie Museums of Pittsburgh Ser 2002	3.90	10/05/07	10,900,000
48,100	UPMC Children’s Hospital Ser 2004 A	3.93	10/05/07	48,100,000
25,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	3.89	10/05/07	25,000,000
3,200	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	3.88	10/05/07	3,200,000
100,115	Emmaus General Authority, Loan Program Ser 2000 A (FSA)	3.87	10/05/07	100,115,000
20,660	Owen J Roberts School District, Ser 2004 (FSA)	3.87	10/05/07	20,660,000
15,000	Pennsylvania Higher Education Assistance Agency, Student Loan 2001 Ser A (Ambac) (AMT)	3.90	10/05/07	15,000,000
	Pennsylvania Turnpike Commission,
29,900	2002 Ser A-2	3.90	10/05/07	29,900,000
10,000	2002 Ser B	3.86	10/05/07	10,000,000
119,245	Philadelphia, Water & Wastewater Ser 2003 (FSA)	3.86	10/05/07	119,245,000
5,800	Washington County Authority, Girard Estate Ser 1999	3.93	10/05/07	5,800,000
21,895	York General Authority, Harrisburg School District Subser 1996 B (Ambac)	3.86	10/05/07	21,895,000

	South Carolina
37,500	Charleston Educational Excellence Finance Corporation, Charleston County School District Ser 2005 ROCs II-R Ser 471	3.92	10/05/07	37,500,000
13,100	Florence County, McLeod Regional Medical Center Ser 1985 A (FGIC)	3.80	10/05/07	13,100,000
10,700	South Carolina Educational Facilities Authority, Charleston Southern University Ser 2003	3.87	10/05/07	10,700,000
7,500	South Carolina Jobs - Economic Development Authority, Oconee Memorial
	Hospital Ser 2006 B (Radian)	3.87	10/05/07	7,500,000
4,505	South Carolina Public Service Authority, ROCs II-R Ser 6007 (Ambac)	3.92	10/05/07	4,505,000

	Tennessee
10,300	Chattanooga Health Educational & Housing Facility Board, The Baylor School Ser 2004	3.87	10/05/07	10,300,000
32,900	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	3.87	10/05/07	32,900,000
59,400	Jackson, Jackson-Madison County General Hospital Ser 2006 B (Ambac)	3.86	10/05/07	59,400,000
9,000	Jackson Health Educational & Housing Facility Board, Union University Ser 2005	3.87	10/05/07	9,000,000
17,945	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Ser 2004 Memphis & Shelby County Sports Authority, Inc,	3.87	10/05/07	17,945,000
15,000	Memphis Arena Ser 2007 A (MBIA)	3.87	10/05/07	15,000,000
35,000	Memphis Arena Ser 2007 B (MBIA)	3.90	10/05/07	35,000,000
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,		10/05/07
7,600	Ensworth School Ser 2002	3.87	10/05/07	7,600,000
7,135	Mary Queen of Angels Inc Ser 2000	3.87	10/05/07	7,135,000
19,705	Montgomery County Public Building Authority, Pooled Financing Ser 1999	3.87	10/05/07	19,705,000

	Tennergy Corporation,
25,420	Gas Ser 2006 A PUTTERs Ser 1258Q	3.99	10/05/07	25,420,000
50,085	Gas Ser 2006 B PUTTERs Ser 1260B	3.99	10/05/07	50,085,000
	Tennessee Energy Acquisition Corporation,
30,000	Gas Ser 2006 A Floaters Ser 2006-47TP	3.95	10/05/07	30,000,000
7,500	Gas Ser 2006 A ROCs II-R Ser 598	3.92	10/05/07	7,500,000
11,740	UBS Municipal CRVS, Tennessee Energy Acquistion Corp Ser 2006 C Floaters Ser 2007-7	3.96	10/05/07	11,740,000

	Texas
6,475	Beaumont, Waterworks & Sewer System Ser 2005 P-FLOATs PT-2895 (MBIA)	3.99	10/05/07	6,475,000
6,095	Dallas Independent School District, Ser 2004 A ROCs II-R Ser 6038	3.92	10/05/07	6,095,000
8,545	El Paso Independent School District, Ser 2004 A ROCs II-R Ser 2129	3.92	10/05/07	8,545,000
19,519	Garland Health Facilities Development Corporation, Chambrel Club Hill Ser 2002	3.86	10/05/07	19,519,000
	Harris County Health Facilities Development Corporation,
66,895	Baylor College of Medicine Ser 2005 A (Ambac)	3.86	10/05/07	66,895,000
65,000	CHRISTUS Health Ser 2005 Subser A-1 (Ambac)	3.86	10/05/07	65,000,000
15,200	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	3.91	10/05/07	15,200,000
5,140	Houston, Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA)	3.92	10/05/07	5,140,000
12,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	3.79	02/15/08	12,000,000
37,000	North Texas Tollway Authority, Dallas North Tollway System Ser 2005 C (FGIC)	3.88	10/05/07	37,000,000
6,495	Port Arthur Independent School District, Ser 2005 P-FLOATs PT-2679 (FGIC)	3.99	10/05/07	6,495,000
	Puttable Floating Option Tax-Exempts Receipts,
85,325	Texas Municipal Gas Acquisition & Supply Corp Ser 2006 B P-FLOATs PA-1462	4.01	10/05/07	85,325,000
28,130	Texas Municipal Gas Acquisition & Supply Corp I Ser 2006 B P-FLOATs PA-1476	4.01	10/05/07	28,130,000
20,300	San Antonio, Water System Sub Lien Ser 2003 B (MBIA)	3.90	10/05/07	20,300,000
	Texas Municipal Gas Acquisition & Supply Corp II,
26,650	Ser 2007 A STARS BNP Ser 2007-042-1993B	3.99	10/05/07	26,650,000
40,000	Ser 2007 B Floaters Ser 2007-085	3.95	10/05/07	40,000,000
44,000	Ser 2007 B ROCs II-R Ser 10014	3.99	10/05/07	44,000,000
24,000	Texas Transportation Commission, Mobility Fund Ser 2006-B	3.90	10/05/07	24,000,000
7,140	Upper Trinity Regional Water District, Regional Treated Water Supply System Refg Ser 2005 P-FLOATs PT-3290 (Ambac)	3.99	10/05/07	7,140,000

	Utah
15,000	Central Utah Water Conservancy District, Ser 1998 E (Ambac)	3.87	10/05/07	15,000,000
45,850	Murray City, IHC Health Services Inc Ser 2005 D	3.86	10/05/07	45,850,000

	Various States
7,870	JPMorgan Chase & Co, I-PUTTERs Ser 1633P	4.01	10/05/07	7,870,000
3,215	Puttable Floating Option Tax-Exempts Receipts, Ser 2006 P-FLOATs EC-002	4.02	10/05/07	3,215,000

	Vermont
16,455	Vermont Economic Development Authority, Wake Robin Corporation Ser 2006 B	3.82	10/05/07	16,455,000
11,000	Vermont Housing Finance Agency, West Block University of Vermont Apartments Ser 2004 A	3.87	10/05/07	11,000,000

	Virginia
16,000	Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A	3.87	10/05/07	16,000,000

41,100	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 F	3.85	10/05/07	41,100,000

	Washington
6,050	Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)	3.93	10/05/07	6,050,000
9,675	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (MBIA)	3.82	10/05/07	9,675,000
14,615	Energy Northwest, Columbia Generating Station Electric Ser 2006-A ROCs II-R Ser 6063	3.92	10/05/07	14,615,000
10,000	King County, Sewer Ser 2006 A	3.84	10/05/07	10,000,000
13,830	King County Rural Library District, Ser 2005 P-FLOATs PT-3053 (MBIA)	3.95	10/05/07	13,830,000
4,135	Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA)	3.92	10/05/07	4,135,000
20,000	Washington Health Care Facilities Authority, Swedish Health Services Ser 2006	3.96	10/05/07	20,000,000
10,000	Washington State, Floater-TRs Ser 2006 P23U 2006 D (MBIA)	3.93	10/05/07	10,000,000
31,800	Washington State Housing Commission, Mirabella Ser 2006 A	4.06	10/01/07	31,800,000

	Wisconsin
9,500	Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)	4.09	10/05/07	9,500,000
6,205	Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165 (MBIA)	3.92	10/05/07	6,205,000

	Wyoming
50,000	Campbell County, Two Elk Power Generation Station Ser 2005 B (AMT)	3.80	11/30/07	50,000,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $6,253,683,000)			6,253,683,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (7.4%)
	Arizona
	Salt River Project Agricultural Improvement & Power District,
30,500	Ser B	3.78%	10/05/07	3.78%	30,500,000
21,000	Ser C	3.66	10/18/07	3.66	21,000,000

	Florida
22,312	Florida Municipal Power Agency, Ser A	3.70	10/22/07	3.70	22,312,000

	Indiana
58,000	Indiana University Trustees, Ser 2007	3.75	10/10/07	3.75	58,000,000

	Kentucky
	Kentucky Asset Liability Commission,
12,500	General Fund Second Ser 2005 A-1	3.75	10/10/07	3.75	12,500,000
30,000	General Fund Second Ser 2005 A-1	3.66	10/18/07	3.66	30,000,000
38,000	2007 Road Fund First Ser A	3.63	11/06/07	3.63	38,000,000

	Maryland
56,005	Maryland Health & Educational Facilities Authority, Johns Hopkins

	Health System Ser 2004 A	3.60	10/10/07	3.60	56,005,000

	Pennsylvania
31,600	Philadelphia, Gas Works Ser 2006 E	3.85	10/04/07	3.85	31,600,000

	Tennessee
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,
25,500	Vanderbilt University Ser 2004 A	3.67	10/15/07	3.67	25,500,000
18,700	Vanderbilt University Ser 2004 A	3.67	10/17/07	3.67	18,700,000
20,000	Tennessee School Bond Authority, Higher Educational Facilities Ser 1997 A	3.65	11/08/07	3.65	20,000,000

	Texas
	Harris County,
34,433	Notes Ser A-1	3.75	10/17/07	3.75	34,433,000
42,359	Notes Ser D	3.70	10/12/07	3.70	42,359,000
25,000	Houston, Ser D	3.65	11/13/07	3.65	25,000,000
18,300	Lower Colorado River Authority, Ser A	3.80	02/06/08	3.80	18,300,000
19,000	San Antonio, Electric & Gas Ser 1995 A	3.62	11/13/07	3.62	19,000,000
20,825	Texas Municipal Power Agency, Ser 2005 A	3.70	10/22/07	3.70	20,825,000

	Total Tax-Exempt Commercial Paper (Cost $524,034,000)				524,034,000

	Short-Term Municipal Notes & Bonds (3.9%)
	Colorado
65,000	Colorado, Education Loan Ser 2007 A TRANs, dtd 07/16/07	4.25	08/05/08	3.74	65,265,759

	Indiana
	Indiana Bond Bank,
20,000	Advance Funding Ser 2007 A, dtd 02/01/07	4.25	01/31/08	3.65	20,039,380
19,000	Midyear Funding Notes Ser 2007 A, dtd 06/26/07	4.50	05/20/08	3.75	19,088,109

	Massachusetts
20,000	Pioneer Valley Transit Authority, Ser 2007 RANs, dtd 08/03/07	4.25	08/01/08	4.10	20,024,122

	New York
22,500	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2007 RANs, dtd 09/25/07	4.25	06/30/08	3.66	22,597,137

	Oregon
70,000	Oregon, Ser 2007 A TANs, dtd 08/16/07	4.50	06/30/08	3.63	70,443,535

	Pennsylvania
20,000	Temple University Funding Ser 2007, dtd 04/25/07	4.25	04/24/08	3.62	20,069,067

	South Carolina
39,810	South Carolina Association of Governmental Organizations, Ser 2007 C COPs, dtd 09/18/07	4.00	03/03/08	3.66	39,866,897

Total Short-Term Municipal Notes & Bonds (Cost $277,394,006)		277,394,006

Total Investments (Cost $7,055,111,006) (a)	99.1%	7,055,111,006

Assets in Excess of Other Liabilities	0.9	63,367,295

Net Assets	100.0%	$7,118,478,301

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
CRVS	Custodial Residual & Variable Securities.
Floater-TRs	Floating Rate Trust Receipts.
I-PUTTERs	Income Puttable Tax Exempt Receipts
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
STARS	Short-Term Adjustable Rate Securities.
TANs	Tax Anticipation Notes.
TRANs	Tax Revenue Anticipation Notes.
†	Rate shown is the rate in effect at September 30, 2007.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
Ambac	Ambac Assurance Corporation.
CIFG	CIFG Assurance North America Inc.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.

See Notes to Financial Statements

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007